Leases - Contractual Future Lease Payments to be Received (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Sales-type and direct finance leases, 2022	$ 3,926
Sales-type and direct finance leases, 2023	3,293
Sales-type and direct finance leases, 2024	2,402
Sales-type and direct finance leases, 2025	963
Sales-type and direct finance leases, 2026	281
Sales-type and direct finance leases, thereafter	540
Sales-type and direct finance leases, lease payments	11,405
Sales-type and direct finance leases, amounts representing interest	(667)
Sales-type and direct finance leases, lease receivables	10,738	$ 11,890
Operating leases, 2022	136
Operating leases, 2023	104
Operating leases, 2024	68
Operating leases, 2025	44
Operating leases, 2026	15
Operating leases, thereafter	8
Operating leases, lease payments	$ 375